Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 44.8%
1,014	iShares 20+ Year Treasury Bond ETF	$ 157,484	2.1
5,026	iShares Core S&P 500 ETF	1,487,244	19.4
1,338	iShares Russell Mid-Cap Growth ETF	191,762	2.5
1,751	Vanguard Global ex-U.S. Real Estate ETF	94,799	1.2
1,291	Vanguard Real Estate ETF	112,743	1.5
4,013	Vanguard Russell 1000 Growth ETF	692,082	9.0
6,655	Vanguard Value ETF	702,103	9.1

	Total Exchange-Traded Funds
	(Cost $3,453,357)	3,438,217	44.8

MUTUAL FUNDS: 55.2%
	Affiliated Investment Companies: 50.6%
18,354	Voya Intermediate Bond Fund - Class P3	195,841	2.5
10,935	Voya Large Cap Growth Fund - Class P3	508,131	6.6
47,948	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	575,375	7.5
102,287	Voya Multi-Manager International Equity Fund - Class P3	1,116,979	14.5
73,336	Voya Multi-Manager International Factors Fund - Class P3	651,956	8.5
21,891	Voya Multi-Manager Mid Cap Value Fund - Class P3	190,448	2.5
17,091	Voya Small Company Fund - Class P3	227,822	3.0
36,577	Voya U.S. High Dividend Low Volatility Fund - Class P3	422,832	5.5
		3,889,384	50.6

	Unaffiliated Investment Companies: 4.6%
10,783	TIAA-CREF S&P 500 Index Fund - Class I	349,898	4.6

	Total Mutual Funds
	(Cost $4,478,890)	4,239,282	55.2

	Total Investments in Securities (Cost $7,932,247)	$ 7,677,499	100.0
	Assets in Excess of Other Liabilities	2,260	0.0
	Net Assets	$ 7,679,759	100.0

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 3,438,217	$ –	$ –	$ 3,438,217
Mutual Funds	4,239,282	–	–	4,239,282
Total Investments, at fair value	$ 7,677,499	$ –	$ –	$ 7,677,499

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund Class P3	$164,944	$328,103	$(298,454)	$1,248	$195,841	$9,406	$11,669	$147
Voya Large Cap Growth Fund Class P3	300,542	1,019,906	(777,613)	(34,704)	508,131	3,346	53,266	19,830
Voya Large Cap Value Fund Class P3	-	96,114	(96,114)	-	-	1,167	(237)	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	349,502	454,238	(216,375)	(11,990)	575,375	8,867	10,107	2,737
Voya Multi-Manager International Equity Fund Class P3	671,504	686,649	(222,932)	(18,242)	1,116,979	20,156	(4,678)	-
Voya Multi-Manager International Factors Fund Class P3	394,437	409,537	(131,243)	(20,775)	651,956	18,790	(11,306)	-
Voya Multi-Manager Mid Cap Value Fund Class P3	115,068	128,520	(28,392)	(24,748)	190,448	1,975	4,828	14,509
Voya Small Company Fund Class P3	138,272	457,449	(355,314)	(12,585)	227,822	251	7,931	-
Voya U.S. High Dividend Low Volatility Fund Class P3	255,341	841,838	(633,694)	(40,653)	422,832	8,012	28,916	5,026
	$2,389,610	$4,422,354	$(2,760,131)	$(162,449)	$3,889,384	$71,970	$100,496	$42,249

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $7,988,712.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 61,127
Gross Unrealized Depreciation	(372,340)
Net Unrealized Depreciation	$ (311,213)